UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended September 30, 2012

Check here if Amendment:            |_|; Amendment Number: ____

This Amendment (Check only one):    |_| is a restatement
                                    |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Jasinkiewicz Capital Management, LLC

Address:    535 Springfield Ave
            Suite 120
            Summit, New Jersey 07901

13F File Number: 028-13686

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Paul Jasinkiewicz
Title:   Managing Member
Phone:   973-671-0663


Signature, Place and Date of Signing:

/s/ Paul Jasinkiewicz            New York, New York         November 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

No.        Form 13F File Number               Name

1.         028-10684                          Millennium Management LLC

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  43

Form 13F Information Table Value Total:  $32,961
                                        (thousands)


List of Other Included Managers:

NONE

                                                        FORM 13F INFORMATION TABLE
                                                   Jasinkiewicz Capital Management, LLC
                                                            September 30, 2012
COLUMN 1                       COLUMN  2      COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6     COLUMN 7       COLUMN 8

                               TITLE                      VALUE     SHRS OR   SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS      CUSIP        (X$1000)  PRN AMT   PRN CALL  DISCRETION   MANAGERS  SOLE    SHARED  NONE
--------------                 ---------     ------       --------- --------  --- ----  -----------  --------  -----   ------- ----
ARCH COAL INC                  COM            039380100     226      35,685   SH        Sole                    35,685
CABOT OIL & GAS CORP           COM            127097103     350       7,789   SH        Sole                     7,789
CENTERPOINT ENERGY INC         COM            15189T107     367      17,225   SH        Sole                    17,225
CHESAPEAKE ENERGY CORP         COM            165167107   1,086      57,525   SH        Sole                    57,525
CHEVRON CORP NEW               COM            166764100     453       3,887   SH        Sole                     3,887
CMS ENERGY CORP                COM            125896100     285      12,085   SH        Sole                    12,085
CONCHO RES INC                 COM            20605P101     630       6,651   SH        Sole                     6,651
CONTINENTAL RESOURCES INC      COM            212015101   1,015      13,202   SH        Sole                    13,202
DENBURY RES INC                COM NEW        247916208     353      21,842   SH        Sole                    21,842
DOMINION RES INC VA NEW        COM            25746U109     258       4,870   SH        Sole                     4,870
EOG RES INC                    COM            26875P101     350       3,120   SH        Sole                     3,120
EQT CORP                       COM            26884L109   2,262      38,336   SH        Sole                    38,336
EXCO RESOURCES INC             COM            269279402     941     117,454   SH        Sole                   117,454
EXELON CORP                    COM            30161N101   1,082      30,414   SH        Sole                    30,414
FLOTEK INDS INC DEL            COM            343389102   3,447     272,090   SH        Sole                   272,090
FMC TECHNOLOGIES INC           COM            30249U101     235       5,070   SH        Sole                     5,070
GOLAR LNG LTD BERMUDA          SHS            G9456A100     773      20,025   SH        Sole                    20,025
KEY ENERGY SVCS INC            COM            492914106     118      16,889   SH        Sole                    16,889
KODIAK OIL & GAS CORP          COM            50015Q100     377      40,311   SH        Sole                    40,311
LYONDELLBASELL INDUSTRIES N    SHS - A -      N53745100     476       9,210   SH        Sole                     9,210
MARATHON OIL CORP              COM            565849106     843      28,519   SH        Sole                    28,519
NISOURCE INC                   COM            65473P105     377      14,795   SH        Sole                    14,795
NRG ENERGY INC                 COM NEW        629377508     375      17,538   SH        Sole                    17,538
OASIS PETE INC NEW             COM            674215108     958      32,521   SH        Sole                    32,521
OCCIDENTAL PETE CORP DEL       COM            674599105   1,947      22,621   SH        Sole                    22,621
OCEANEERING INTL INC           COM            675232102     616      11,141   SH        Sole                    11,141
OIL STS INTL INC               COM            678026105     292       3,675   SH        Sole                     3,675
PHILLIPS 66                    COM            718546104     931      20,085   SH        Sole                    20,085
PPL CORP                       COM            69351T106     320      11,016   SH        Sole                    11,016
QUICKSILVER RESOURCES INC      COM            74837R104     199      48,620   SH        Sole                    48,620
ROYAL DUTCH SHELL PLC          SPONS ADR A    780259206     280       4,028   SH        Sole                     4,028
SCHLUMBERGER LTD               COM            806857108   1,509      20,868   SH        Sole                    20,868
SOUTHERN CO                    COM            842587107     268       5,821   SH        Sole                     5,821
SOUTHWESTERN ENERGY CO         COM            845467109   2,288      65,772   SH        Sole                    65,772
SOUTHWESTERN ENERGY CO         COM            845467109     271       7,800       CALL  Sole                     7,800
SPDR S&P 500 ETF TR            TR UNIT        78462F103     561       3,900       PUT   Sole                     3,900
SPDR S&P 500 ETF TR            TR UNIT        78462F103     288       2,000       PUT   Sole                     2,000
TRANSATLANTIC PETROLEUM LTD    SHS            G89982105      45      43,182   SH        Sole                    43,182
TRANSOCEAN LTD                 REG SHS        H8817H100     987      21,986   SH        Sole                    21,986
ULTRA PETROLEUM CORP           COM            903914109   2,420     110,079   SH        Sole                   110,079
ULTRA PETROLEUM CORP           COM            903914109     600      27,300       CALL  Sole                    27,300
VALERO ENERGY CORP NEW         COM            91913Y100     991      31,278   SH        Sole                    31,278
XCEL ENERGY INC                COM            98389B100     512      18,476   SH        Sole                    18,476

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